Note 13 - Right-of-use assets, net and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Note 13 - Right-of-use assets, net and lease liabilities
Disclosure of quantitative information about right-of-use assets [text block]
Year ended December 31, 2025	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Others	Total
Values at the beginning of the year
Cost	66,532	184,895	56,482	4,252	312,161
Accumulated depreciation	(36,797)	(93,893)	(30,832)	(1,771)	(163,293)
Right of use assets, net at the beginning of the year	29,735	91,002	25,650	2,481	148,868

Movements of the year
Currency translation adjustment	93	355	669	-	1,117
Additions	17,101	29,122	17,995	-	64,218
Transfers / Reclassifications	77	119	(196)	-	-
Disposals	(1,501)	(2,993)	(1,483)	-	(5,977)
Depreciation charge	(9,901)	(36,754)	(16,002)	(1,012)	(63,669)
Movements of the year	5,869	(10,151)	983	(1,012)	(4,311)

Values at the end of the year
Cost	64,016	199,551	69,514	4,252	337,333
Accumulated depreciation	(28,412)	(118,700)	(42,881)	(2,783)	(192,776)
Right of use assets, net at the end of the year	35,604	80,851	26,633	1,469	144,557

Year ended December 31, 2024	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Other	Total
Values at the beginning of the year
Cost	66,464	148,380	43,217	3,668	261,729
Accumulated depreciation	(27,972)	(75,567)	(25,229)	(823)	(129,591)
Right of use assets, net at the beginning of the year	38,492	72,813	17,988	2,845	132,138

Movements of the year
Currency translation adjustment	(99)	(156)	(280)	-	(535)
Additions	16,034	52,040	22,663	584	91,321
Transfers / Reclassifications	(3,513)	3,477	36	-	-
Disposals	(731)	(2,453)	(971)	-	(4,155)
Depreciation charge	(20,448)	(34,719)	(13,786)	(948)	(69,901)
Movements of the year	(8,757)	18,189	7,662	(364)	16,730

Values at the end of the year
Cost	66,532	184,895	56,482	4,252	312,161
Accumulated depreciation	(36,797)	(93,893)	(30,832)	(1,771)	(163,293)
Right of use assets, net at the end of the year	29,735	91,002	25,650	2,481	148,868

Lease liability evolution [text block]
	Year ended December 31,
	2025	2024
Opening net book amount	144,926	134,433
Changes due to business combinations (*)	-	(35)
Translation differences	5,713	(4,565)
Additions	64,132	91,005
Cancellations	(6,315)	(8,377)
Repayments (**)	(71,712)	(73,639)
Interest accrued	6,505	6,104
At the end of the year	143,249	144,926

(*)	For the year 2024, related to Mattr’s pipe coating business unit acquisitions.
(**)	For the year 2025, includes repayments of $66.9 million in capital and $4.8 million of interest. For the year 2024, includes repayments of $68.6 million in capital and $5.1 million of interest.